28. Tax liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfTaxLiabilitiesLineItems [Line Items]
Noncurrent	$ 0	$ 680
Current	1,053,455	1,244,488
Provincial, municipal and federal contributions and taxes
SummaryOfTaxLiabilitiesLineItems [Line Items]
Current	398,032	377,430
VAT payable
SummaryOfTaxLiabilitiesLineItems [Line Items]
Current	493,151	725,553
Tax withholdings
SummaryOfTaxLiabilitiesLineItems [Line Items]
Current	88,781	78,909
SUSS withholdings
SummaryOfTaxLiabilitiesLineItems [Line Items]
Current	3,515	2,785
Municipal taxes
SummaryOfTaxLiabilitiesLineItems [Line Items]
Current	68,457	57,832
Tax regularization plan
SummaryOfTaxLiabilitiesLineItems [Line Items]
Noncurrent	0	680
Current	$ 1,519	$ 1,979